Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 10,845	$ 138,795
Debt instruments	2,427,879	2,446,212
Total plan assets	2,438,724	2,585,007
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,456,815,367
Change in financial assumptions	77,094,827	304,527,285
Change in demographic assumptions	(18,581,935)	(9,012,031)
For experience during the year	(41,069,054)	25,228,095
Obligations settled		(14,237)
Reductions	34,789	(129,909)
Modifications to the pension plan	1,949,427	1,307,769
Defined benefit liabilities at end of year	1,535,168,086	1,456,815,367
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	10,845	138,795
Debt instruments	2,427,879	2,446,212
Total plan assets	2,438,724	2,585,007	$ 7,200,471
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,441,356,415	1,074,233,038
Service costs	20,793,204	14,516,102
Financing costs	105,802,122	96,350,258
Past service costs		77,045
Payments by the fund	(68,295,593)	(65,727,000)
Defined benefit liabilities at end of year	$ 1,519,084,202	$ 1,441,356,415